Commitments and Contingencies - Schedule of Remaining Funding Commitments (Details) - Feb. 29, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
For the year ending February 28, 2021:	¥ 30,000	$ 4,291